Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Consolidated Balance Sheets
Ordinary shares, US$0.0001 par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,300,000,000	1,000,300,000,000
Ordinary shares, shares issued	3,223,623,596	3,273,835,376
Ordinary shares, shares outstanding	3,223,623,596	3,273,835,376